DISCONTINUED OPERATIONS - Revenues and expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating cost and expenses
Net (loss) income from discontinued operations, net of tax	$ 36,894,984	$ (8,418,800)	$ (148,467,129)
Net cash (used in) provided by discontinued operating activities	38,850,280	139,019,378	(89,339,436)
Net cash provided by (used in) discontinued investing activities	(85,570,858)	190,070,347	143,868,276
Net cash used in discontinued financing activities	(5,426,532)	(136,619,066)	(162,026,994)
Discontinued operations | PRC business
Revenues
Automobile trading income	873,418	186,744,953	238,939,437
Loan facilitation income and other related income	2,192,365	2,846,456	21,917,846
Guarantee income	10,343,326	30,247,050
Leasing income	1,602,950	8,189,213	23,278,954
After-market services income	5,729,180	9,323,955	10,695,839
Others	310,197	5,330,535	1,607,471
Total Revenues	21,051,436	242,682,162	296,439,547
Operating cost and expenses
Cost of revenue	11,675,910	215,581,508	273,932,710
Sales and marketing	1,820,336	5,549,957	19,874,787
General and administrative	18,822,734	15,321,448	20,828,112
Research and development	759,722	4,294,079	6,879,242
Net loss (gain) on contingent risk assurance liabilities	(3,863,348)	3,654,895	44,884,353
Net provision (net recovery on provision) for credit losses	(38,223,001)	(19,461,865)	47,802,613
Impairment loss from goodwill		21,197,627
Total operating cost and expense	(9,007,647)	246,137,649	414,201,817
Interest income	5,284,670	1,903,232	2,002,231
Net gain on equity securities	1,165,910	3,442,198	718,118
Interest expense		(584,601)	(2,516,055)
Foreign exchange gain, net	229,512	184,020	952,076
Other income	633,357	3,649,819	4,163,399
Other expenses	(293,897)	(231,684)	(369,113)
(Loss) Income from discontinued operations before tax	37,078,635	4,907,497	(112,811,614)
Income tax expenses	(183,651)	(13,326,297)	(35,655,515)
Net (loss) income from discontinued operations, net of tax	36,894,984	(8,418,800)	(148,467,129)
Net cash (used in) provided by discontinued operating activities	38,850,280	139,019,378	(89,339,436)
Net cash provided by (used in) discontinued investing activities	(85,570,858)	190,070,347	143,868,276
Net cash used in discontinued financing activities	$ (5,426,532)	$ (136,619,066)	$ (162,026,994)